SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Guaranteed minimum withdrawal benefits
Mortality rate assumed (as a percent)	61.00%
Goodwill	$ 111,659,000	$ 114,758,000	$ 117,856,000
Period over which the entity has experienced improved credit and financial strength ratings (in years)	3
Reserve investment yield assumptions, high end of the range (as a percent)	7.50%
Reserve investment yield assumptions, low end of the range (as a percent)	2.00%
Guaranteed minimum withdrawal benefits (GMWB) | Annuity account balances
Guaranteed minimum withdrawal benefits
Guaranteed benefit liability, net	$ 147,100,000